Goodwill and Intangible Assets Intangibles (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 05, 2010 Tygris	Dec. 31, 2011 Tygris Technology Platform	Feb. 05, 2010 Tygris Technology Platform	Dec. 31, 2011 Tygris Customer Relationships	Feb. 05, 2010 Tygris Customer Relationships	Dec. 31, 2011 Tygris Operating Lease Intangible	Feb. 05, 2010 Tygris Operating Lease Intangible	May 28, 2010 Bank Of Florida	Dec. 31, 2011 Bank Of Florida Core Deposits	May 28, 2010 Bank Of Florida Core Deposits	Dec. 31, 2011 Technology Platform	Dec. 31, 2010 Technology Platform	Dec. 31, 2011 Core Deposits	Dec. 31, 2010 Core Deposits	Dec. 31, 2011 Customer Relationships	Dec. 31, 2010 Customer Relationships	Dec. 31, 2011 Operating Lease Intangible	Dec. 31, 2010 Operating Lease Intangible
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,408
Weighted Average Amortization Period				6 years		10 years		1 year 6 months			7 years
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,408
Finite-lived Intangible Assets, Fair Value Disclosure	9,459	9,459	6,259		4,137		2,613		(491)	3,200		3,200	4,137	4,137	3,200	3,200	2,613	2,613	(491)	(491)
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,408
Finite-Lived Intangible Assets, Accumulated Amortization	(2,055)	(838)											(1,322)	(632)	(724)	(267)	(500)	(239)	491	300
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,408
Finite-Lived Intangible Assets, Amortization Expense, Year Five	776
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	996
Finite-Lived Intangible Assets, Net	$ 7,404	$ 8,621											$ 2,815	$ 3,505	$ 2,476	$ 2,933	$ 2,113	$ 2,374		$ (191)